Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Operating segments [Abstract]
Number of operating segments | segment		1
Disclosure of geographical areas [line items]
Product revenue	$ 60,551	$ 50,879	$ 50,916
Broadband IoT
Disclosure of geographical areas [line items]
Product revenue	36,181	23,699	35,766
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	24,370	27,180	15,150
Product
Disclosure of geographical areas [line items]
Product revenue	22,974	30,410	37,919
Development and other services
Disclosure of geographical areas [line items]
revenue from sales of license	6,572	3,396	3,328
license fee
Disclosure of geographical areas [line items]
revenue from sales of other services	31,005	17,073	9,669
Total Asia
Disclosure of geographical areas [line items]
Product revenue	27,294	20,165	34,444
Taiwan
Disclosure of geographical areas [line items]
Product revenue	1,066	14,668	10,494
South Korea
Disclosure of geographical areas [line items]
Product revenue	8	1,090	23,076
China
Disclosure of geographical areas [line items]
Product revenue	24,018	3,509	821
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	2,202	898	53
Germany
Disclosure of geographical areas [line items]
Product revenue	15,525	4,990	0
America
Disclosure of geographical areas [line items]
Product revenue	16,749	22,565	13,015
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 983	$ 3,159	$ 3,457
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	99.80%	99.60%